Non-controlling Interests	12 Months Ended
May 31, 2018
Noncontrolling Interest [Abstract]
Non-controlling Interests
22.	NON-CONTROLLING INTERESTS

Non-controlling interests
US$
Balance as of June 1, 2015	3,496
Capital contribution from non-controlling interests	28,919
Repurchase shares from non-controlling interests	(3,497)
Unrealized gain on available-for-sale investments	999
Foreign currency translation adjustment	(271)
Net income attributed to non-controlling interests	444

Balance as of June 1, 2016	30,090

Capital contribution from non-controlling interests	3,924
Addition of non-controlling interests in connection with acquisition	3,909
Unrealized (loss) on available-for-sale investments	(23)
Foreign currency translation adjustment	(1,109)
Net income attributed to non-controlling interests	2,339

Balance as of May 31, 2017	39,130

Capital contribution from non-controlling interests	2,015
Repurchase shares from non-controlling interests	(28,652)
Dividend declared	(231)
Unrealized gain on available-for-sale investments	164
Foreign currency translation adjustment	2,949
Net income attributed to non-controlling interests	1,107

Balance as of May 31, 2018	16,482

The effects of changes in the Company’s ownership interest on the Company’s equity is as follows:

	For the years ended May 31,
	2017	2018
	US$	US$
Net income attribute to New Oriental Education & Technology Group Inc.‘s shareholders	274,457	296,130
Increase in the Group’s additional paid-in capital resulting from capital injection of Beijing Fishpond Software Technology Co., Ltd. Fishpond and Huoerguosi Oriental Xinchuang Equity Investment Partnership (Limited Partnership)’s non-controlling interests	—	138
Increase in the Group’s additional paid-in capital resulting from capital injection of Dongfang Youbo’s non-controlling interests	138	—
Increase in the Group’s additional paid-in capital resulting from capital injection of Xuncheng’s non-controlling interests	4,733	(113,922)
Decrease in the Group’s additional paid-in capital resulting from repurchase shares from Xuncheng’s non-controlling interests	(5,412)	(63,721)
Increase in the Group’s additional paid-in capital resulting from transferring Xuncheng’s common shares to non-controlling interests	5,704	—

Changes from net income attributable to New Oriental Education & Technology Group Inc.‘s shareholders and transfers from/to non-controlling interests	279,620	118,625